LOSS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2024
Earnings Per Share [Abstract]
SCHEDULE OF BASIC AND DILUTED LOSS PER SHARE

	Year ended December 31
	2024	2023
	Number of shares

Weighted average number of shares of Common Stock outstanding attributable to stockholders	5,846,231	1,200,608
Total weighted average number of shares of Common Stock related to outstanding options, excluded from the calculations of diluted loss per share (*)	29,217	27,518

(*)	The effect of the inclusion of option in 2024 and 2023 is anti-dilutive.